Offerings	Jul. 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,081,332
Proposed Maximum Offering Price per Unit | $ / shares	6.69
Maximum Aggregate Offering Price	$ 7,234,111.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 999.03
Offering Note

1.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events.

The amount registered consists of up to (i) 11,735,356 shares of Common Stock for which a registration fee was previously paid, (ii) 18,486,175 shares of Common Stock issuable upon the conversion of 3,697,235 shares of Series B Preferred Stock for which a registration fee was previously paid, (iii) 540,666 shares of Common Stock issued upon the conversion of 811 shares of Series X Convertible Preferred Stock, par value $0.001 per share (“Series X Preferred Stock”), and (iv) 540,666 shares of Common Stock issuable upon conversion of 811 shares of Series X Preferred Stock, issuable upon the exercise of a warrant to purchase shares of Series X Preferred Stock.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Capital Market on July 10, 2026 (such date being within five business days of the date that this amendment to the registration statement was filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	30,221,531
Proposed Maximum Offering Price per Unit | $ / shares	5.84
Maximum Aggregate Offering Price	$ 176,493,741.04
Amount of Registration Fee	$ 24,373.79
Offering Note

2.	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Capital Market on June 16, 2026.